Expense Example, No Redemption {- Fidelity International Small Cap Fund} - 10.31 Fidelity International Small Cap Fund - AMCIZ PRO-13 - Fidelity International Small Cap Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor International Small Cap Fund: Class A
Expense Example, No Redemption:
1 Year	$ 699
3 Years	960
5 Years	1,242
10 Years	2,042
Fidelity Advisor International Small Cap Fund: Class M
Expense Example, No Redemption:
1 Year	504
3 Years	828
5 Years	1,175
10 Years	2,152
Fidelity Advisor International Small Cap Fund: Class C
Expense Example, No Redemption:
1 Year	208
3 Years	643
5 Years	1,103
10 Years	2,184
Fidelity Advisor International Small Cap Fund: Class I
Expense Example, No Redemption:
1 Year	104
3 Years	325
5 Years	563
10 Years	1,248
Fidelity Advisor International Small Cap Fund: Class Z
Expense Example, No Redemption:
1 Year	91
3 Years	284
5 Years	493
10 Years	$ 1,096